Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	65 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000217973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF (Based on Net Asset Value)
Without Sales Load [Member] | C000217973
Average Annual Return [Line Items]
Average Annual Return, Percent	15.39%	9.61%	12.03%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	17.15%	13.15%	15.41%
T. Rowe Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	18.56%	15.32%	17.14%